Principal Accounting Policies (Details)	12 Months Ended														12 Months Ended
	Dec. 31, 2012 USD ($) model	Dec. 31, 2012 CNY model	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 PRC subsidiaries and VIEs CNY	Dec. 31, 2011 PRC subsidiaries and VIEs CNY	Dec. 31, 2012 Denominated in USD USD ($)	Dec. 31, 2012 Denominated in USD CNY	Dec. 31, 2011 Denominated in USD USD ($)	Dec. 31, 2012 Denominated in EUR CNY	Dec. 31, 2012 Denominated in EUR EUR (€)	Dec. 31, 2011 Denominated in EUR EUR (€)	Dec. 31, 2012 Less than	Dec. 31, 2012 Equal to or more than
Revenue recognition
Number of revenue models used for online game services	2	2
Minimum period of inactivity in online points account for recognition of revenue (in days)	540 days	540 days
Cash, cash equivalents and time deposits
Term of original maturity of demand deposits and highly liquid investments															3 months
Cash at bank and demand deposits	$ 255,336,000	1,590,769,000	$ 355,471,000	2,214,618,000	1,285,137,000	1,041,290,000			$ 30,100,000	189,500,000	$ 32,100,000	196,300,000	€ 23,600,000	€ 18,600,000
Term of time deposits																3 months
Time deposits									29,900,000	188,200,000	34,500,000	152,800,000	18,400,000	55,800,000
Cash and cash equivalent and time deposits							13,400,000,000	11,600,000,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs							88.10%	97.40%